Restructuring and Other Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	$ 368
Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	345
Utilization and foreign exchange	(174)
Restructuring Reserve Ending Balance	171
Expected Costs	483
Costs Incurred	(345)
Remaining costs at period end	138
Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	29
Restructuring Reserve Beginning Balance	215
Utilization and foreign exchange	(159)
Restructuring Reserve Ending Balance	85	215
Expected Costs	468
Costs Incurred	(29)	(421)
Remaining costs at period end	18
Prior Two Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, Accrual Adjustment	6
Otis [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	87
Otis [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	137
Costs Incurred	(98)
Remaining costs at period end	39
Otis [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	69
Costs Incurred	0	(69)
Remaining costs at period end	0
UTC Climate, Controls and Security [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	116
UTC Climate, Controls and Security [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	122
Costs Incurred	(86)
Remaining costs at period end	36
UTC Climate, Controls and Security [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	121
Costs Incurred	(25)	(89)
Remaining costs at period end	7
Pratt and Whitney [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	64
Pratt and Whitney [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	84
Costs Incurred	(64)
Remaining costs at period end	20
Pratt and Whitney [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	162
Costs Incurred	(5)	(154)
Remaining costs at period end	3
UTC Aerospace Systems [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	82
UTC Aerospace Systems [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	115
Costs Incurred	(72)
Remaining costs at period end	43
UTC Aerospace Systems [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	86
Costs Incurred	(7)	(71)
Remaining costs at period end	8
Sikorsky [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	14
Sikorsky [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	20
Costs Incurred	(20)
Remaining costs at period end	0
Sikorsky [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	30
Costs Incurred		(38)
Restructuring reserve, Accrual Adjustment	8
Remaining costs at period end	0
Eliminations and other [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	5
Eliminations and other [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Expected Costs	5
Costs Incurred	(5)
Remaining costs at period end	0
Cost Of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	183
Cost Of Sales [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	155
Cost Of Sales [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	30
Selling General and Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	185
Selling General and Administrative [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	190
Selling General and Administrative [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	(1)
Severance [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	275
Utilization and foreign exchange	(113)
Restructuring Reserve Ending Balance	162
Severance [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	9
Restructuring Reserve Beginning Balance	196
Utilization and foreign exchange	(137)
Restructuring Reserve Ending Balance	68
Asset Write Downs [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	8
Utilization and foreign exchange	(8)
Restructuring Reserve Ending Balance	0
Asset Write Downs [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	1
Restructuring Reserve Beginning Balance	0
Utilization and foreign exchange	(1)
Restructuring Reserve Ending Balance	0
Facility Exit, Lease Termination & Other Costs [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	62
Utilization and foreign exchange	(53)
Restructuring Reserve Ending Balance	9
Facility Exit, Lease Termination & Other Costs [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Net pre-tax restructuring costs	19
Restructuring Reserve Beginning Balance	19
Utilization and foreign exchange	(21)
Restructuring Reserve Ending Balance	$ 17